Shareholder Report, Holdings (Details)	Jun. 30, 2024
DSS AmericaFirst Defensive Growth Fund Class A | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
DSS AmericaFirst Defensive Growth Fund Class A | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	7.38%
DSS AmericaFirst Defensive Growth Fund Class A | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	6.02%
DSS AmericaFirst Defensive Growth Fund Class A | Mc Kesson [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
DSS AmericaFirst Defensive Growth Fund Class A | R T X Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
DSS AmericaFirst Defensive Growth Fund Class A | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
DSS AmericaFirst Defensive Growth Fund Class A | Vertex Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class A | Booking Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class A | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
DSS AmericaFirst Defensive Growth Fund Class A | T J X Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.66%
DSS AmericaFirst Defensive Growth Fund Class A | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
DSS AmericaFirst Defensive Growth Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
DSS AmericaFirst Defensive Growth Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.25%
DSS AmericaFirst Defensive Growth Fund Class A | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	40.74%
DSS AmericaFirst Defensive Growth Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
DSS AmericaFirst Defensive Growth Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
DSS AmericaFirst Defensive Growth Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
DSS AmericaFirst Defensive Growth Fund Class A | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
DSS AmericaFirst Defensive Growth Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
DSS AmericaFirst Defensive Growth Fund Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
DSS AmericaFirst Defensive Growth Fund Class I | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	7.38%
DSS AmericaFirst Defensive Growth Fund Class I | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	6.02%
DSS AmericaFirst Defensive Growth Fund Class I | Mc Kesson [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
DSS AmericaFirst Defensive Growth Fund Class I | R T X Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
DSS AmericaFirst Defensive Growth Fund Class I | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
DSS AmericaFirst Defensive Growth Fund Class I | Vertex Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class I | Booking Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class I | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
DSS AmericaFirst Defensive Growth Fund Class I | T J X Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.66%
DSS AmericaFirst Defensive Growth Fund Class I | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
DSS AmericaFirst Defensive Growth Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
DSS AmericaFirst Defensive Growth Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.25%
DSS AmericaFirst Defensive Growth Fund Class I | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	40.74%
DSS AmericaFirst Defensive Growth Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
DSS AmericaFirst Defensive Growth Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
DSS AmericaFirst Defensive Growth Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
DSS AmericaFirst Defensive Growth Fund Class I | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
DSS AmericaFirst Defensive Growth Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
DSS AmericaFirst Defensive Growth Fund Class U | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
DSS AmericaFirst Defensive Growth Fund Class U | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	7.38%
DSS AmericaFirst Defensive Growth Fund Class U | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	6.02%
DSS AmericaFirst Defensive Growth Fund Class U | Mc Kesson [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
DSS AmericaFirst Defensive Growth Fund Class U | R T X Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
DSS AmericaFirst Defensive Growth Fund Class U | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
DSS AmericaFirst Defensive Growth Fund Class U | Vertex Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class U | Booking Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
DSS AmericaFirst Defensive Growth Fund Class U | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
DSS AmericaFirst Defensive Growth Fund Class U | T J X Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.66%
DSS AmericaFirst Defensive Growth Fund Class U | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
DSS AmericaFirst Defensive Growth Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
DSS AmericaFirst Defensive Growth Fund Class U | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.25%
DSS AmericaFirst Defensive Growth Fund Class U | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	40.74%
DSS AmericaFirst Defensive Growth Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
DSS AmericaFirst Defensive Growth Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
DSS AmericaFirst Defensive Growth Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
DSS AmericaFirst Defensive Growth Fund Class U | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
DSS AmericaFirst Defensive Growth Fund Class U | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
DSS AmericaFirst Income Fund Class A | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Income Fund Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
DSS AmericaFirst Income Fund Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Income Fund Class A | United Health [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Income Fund Class A | Hercules Capital [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
DSS AmericaFirst Income Fund Class A | Home Depot [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
DSS AmericaFirst Income Fund Class A | Hewlett Packard [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
DSS AmericaFirst Income Fund Class A | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
DSS AmericaFirst Income Fund Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
DSS AmericaFirst Income Fund Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
DSS AmericaFirst Income Fund Class A | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
DSS AmericaFirst Income Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
DSS AmericaFirst Income Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.55%
DSS AmericaFirst Income Fund Class A | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
DSS AmericaFirst Income Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.71%
DSS AmericaFirst Income Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
DSS AmericaFirst Income Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
DSS AmericaFirst Income Fund Class A | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
DSS AmericaFirst Income Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
DSS AmericaFirst Income Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
DSS AmericaFirst Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
DSS AmericaFirst Income Fund Class A | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	18.78%
DSS AmericaFirst Income Fund Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Income Fund Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
DSS AmericaFirst Income Fund Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Income Fund Class I | United Health [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Income Fund Class I | Hercules Capital [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
DSS AmericaFirst Income Fund Class I | Home Depot [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
DSS AmericaFirst Income Fund Class I | Hewlett Packard [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
DSS AmericaFirst Income Fund Class I | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
DSS AmericaFirst Income Fund Class I | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
DSS AmericaFirst Income Fund Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
DSS AmericaFirst Income Fund Class I | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
DSS AmericaFirst Income Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
DSS AmericaFirst Income Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.55%
DSS AmericaFirst Income Fund Class I | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
DSS AmericaFirst Income Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.71%
DSS AmericaFirst Income Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
DSS AmericaFirst Income Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
DSS AmericaFirst Income Fund Class I | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
DSS AmericaFirst Income Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
DSS AmericaFirst Income Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
DSS AmericaFirst Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
DSS AmericaFirst Income Fund Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	18.78%
DSS AmericaFirst Income Fund Class U | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Income Fund Class U | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
DSS AmericaFirst Income Fund Class U | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Income Fund Class U | United Health [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Income Fund Class U | Hercules Capital [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
DSS AmericaFirst Income Fund Class U | Home Depot [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
DSS AmericaFirst Income Fund Class U | Hewlett Packard [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
DSS AmericaFirst Income Fund Class U | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
DSS AmericaFirst Income Fund Class U | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
DSS AmericaFirst Income Fund Class U | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
DSS AmericaFirst Income Fund Class U | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
DSS AmericaFirst Income Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
DSS AmericaFirst Income Fund Class U | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.55%
DSS AmericaFirst Income Fund Class U | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
DSS AmericaFirst Income Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.71%
DSS AmericaFirst Income Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
DSS AmericaFirst Income Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
DSS AmericaFirst Income Fund Class U | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
DSS AmericaFirst Income Fund Class U | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
DSS AmericaFirst Income Fund Class U | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
DSS AmericaFirst Income Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
DSS AmericaFirst Income Fund Class U | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	18.78%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Fed Ex [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Lam Research [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	6.97%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	8.18%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.95%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.77%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.35%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	29.39%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Fed Ex [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Lam Research [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Large Cap Share Buyback Fund Class I | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Fed Ex [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | K L A Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Lam Research [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Large Cap Share Buyback Fund Class U | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Super Micro Computer [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Ge Vernova [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	13.64%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.29%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	41.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Super Micro Computer [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Ge Vernova [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	13.64%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.29%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	41.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Novo Nordisk [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Dell Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Super Micro Computer [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Amazon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Ge Vernova [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	13.64%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.29%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	41.92%